Shareholders Equity - ATI Modular Technology Corp - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balance, Beginning (Shares) at Jun. 30, 2014	16,075,716
Balance, Beginning (Value) at Jun. 30, 2014	$ 16,076	$ 32,953	$ (49,029)
Shares Issued for Services (Shares)
Net loss for the year			(3,859)	$ (3,859)
Balance, Ending (Shares) at Jun. 30, 2015	16,075,176
Balance, Ending (Value) at Jun. 30, 2015	$ 16,076	32,953	(52,888)	(3,859)
Shares Issued for Services (Shares)	100,000,000
Shares Issued for Services (Value)	$ 100,000			100,000
Application of Pushdown Accounting		206,992		206,992
Net loss for the year			(3,693)	(3,693)
Balance, Ending (Shares) at Jun. 30, 2016	116,075,716
Balance, Ending (Value) at Jun. 30, 2016	$ 116,076	$ 239,945	$ (56,581)	$ 299,440